RELATED PARTY TRANSACTIONS - Disclosure of detailed information about key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Related Party Transactions [Abstract]
Management compensation	$ 720,003	$ 720,923	$ 641,845
Management bonus	0	0	28,423
Share-based expense	105,792	104,250	335,155
Directors' fees	163,000	163,000	163,000
RSU payment	23,000	0	0
Total remuneration	$ 1,011,795	$ 988,173	$ 1,168,423